IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [abstract]
Schedule of Impairment

	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m
Year ended 31 December 2021
Impact of transfers between stages	75	(481)	339	—	(67)
Other changes in credit quality	(331)	(320)	252	(48)	(447)
Additions and repayments	(246)	(389)	(96)	(87)	(818)
Methodology and model changes	(63)	15	6	—	(42)
Other items	2	4	(10)	—	(4)
	(638)	(690)	152	(135)	(1,311)
Total impairment (credit) charge	(563)	(1,171)	491	(135)	(1,378)

In respect of:
Loans and advances to banks and reverse repurchase agreements	(5)	—	—	—	(5)
Loans and advances to customers and reverse repurchase agreements	(454)	(1,025)	498	(135)	(1,116)
Debt securities	—	—	—	—	—
Financial assets at amortised cost	(459)	(1,025)	498	(135)	(1,121)
Other assets	—	—	2	—	2
Impairment (credit) charge on drawn balances	(459)	(1,025)	500	(135)	(1,119)
Loan commitments and financial guarantees	(102)	(146)	(9)	—	(257)
Financial assets at fair value through other comprehensive income	(2)	—	—	—	(2)
Total impairment (credit) charge	(563)	(1,171)	491	(135)	(1,378)

	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m
Year ended 31 December 2020
Impact of transfers between stages	(169)	940	698	—	1,469
Other changes in credit quality	946	22	1,192	167	2,327
Additions and repayments	98	177	(48)	(30)	197
Methodology and model changes	(44)	170	26	—	152
Other items	—	—	10	—	10
	1,000	369	1,180	137	2,686
Total impairment charge	831	1,309	1,878	137	4,155

In respect of:
Loans and advances to banks and reverse repurchase agreements	5	—	—	—	5
Loans and advances to customers and reverse repurchase agreements	697	1,151	1,865	137	3,850
Debt securities	1	—	—	—	1
Financial assets at amortised cost	703	1,151	1,865	137	3,856
Other assets	—	—	5	—	5
Impairment charge on drawn balances	703	1,151	1,870	137	3,861
Loan commitments and financial guarantees	123	158	8	—	289
Financial assets at fair value through other comprehensive income	5	—	—	—	5
Total impairment charge	831	1,309	1,878	137	4,155

	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m
Year ended 31 December 2019
Impact of transfers between stages	(17)	89	532	—	604
Other changes in credit quality	4	1	899	(106)	798
Additions and repayments	94	(39)	(84)	(87)	(116)
Methodology and model changes	33	(27)	8	—	14
Other items	(4)	—	—	—	(4)
	127	(65)	823	(193)	692
Total impairment charge (credit)	110	24	1,355	(193)	1,296

In respect of:
Loans and advances to banks and reverse repurchase agreements	—	—	—	—	—
Loans and advances to customers and reverse repurchase agreements	139	10	1,351	(193)	1,307
Debt securities	—	—	—	—	—
Financial assets at amortised cost	139	10	1,351	(193)	1,307
Other assets	—	—	5	—	5
Impairment charge (credit) on drawn balances	139	10	1,356	(193)	1,312
Loan commitments and financial guarantees	(28)	14	(1)	—	(15)
Financial assets at fair value through other comprehensive income	(1)	—	—	—	(1)
Total impairment charge (credit)	110	24	1,355	(193)	1,296
The Group's total impairment allowances were as follows:

	Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m
In respect of:
Loans and advances to banks and reverse repurchase agreements	1	—	—	—	1
UK mortgages	48	394	184	210	836
Other	867	720	1,397	—	2,984
Loans and advances to customers and reverse repurchase agreements	915	1,114	1,581	210	3,820
Debt securities	1	—	2	—	3
Financial assets at amortised cost	917	1,114	1,583	210	3,824
Other assets	—	—	18	—	18
Provisions in relation to loan commitments and financial guarantees	109	86	5	—	200
Total	1,026	1,200	1,606	210	4,042
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	3	—	—	—	3
The Group's total impairment allowances were as follows:

	Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m
In respect of:
Loans and advances to banks and reverse repurchase agreements	6	—	—	—	6
UK mortgages	104	468	191	261	1,024
Other	1,268	1,677	1,791	—	4,736
Loans and advances to customers and reverse repurchase agreements	1,372	2,145	1,982	261	5,760
Debt securities	1	—	2	—	3
Financial assets at amortised cost	1,379	2,145	1,984	261	5,769
Other assets	—	—	19	—	19
Provisions in relation to loan commitments and financial guarantees	212	234	13	—	459
Total	1,591	2,379	2,016	261	6,247
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	—	—	—	—	—